FINANCIAL LIABILITIES - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Exchangeable shares issued (in shares)	21,100,000
Dividends recognised as distributions to owners		$ 53	$ 43	$ 106	$ 85
Class C Shares
Disclosure of detailed information about financial instruments [line items]
Exchangeable shares issued (in shares)	9,000,000
Share capital | Exchangeable Shares
Disclosure of detailed information about financial instruments [line items]
Share issuance, exchangeable share conversion (in shares)				126,509		220,956
Exchangeable share conversion, shares (in shares)				7,463		11,002
Number of share issued, price per share (in dollars per share)		$ 27.44		$ 27.44